Vessel Operating Costs	12 Months Ended
Dec. 31, 2025
Vessel Operating Costs
Vessel Operating Costs

12. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the year ended
	December 31,
	2023	2024	2025
Crew costs	35,576	35,590	34,014
Technical maintenance expenses	17,591	19,504	15,126
Other operating expenses	14,586	14,637	13,414
Total	67,753	69,731	62,554